Convertible notes payable - Additional information (Details) $ / shares in Units, ¥ in Thousands	Dec. 20, 2022 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Oct. 25, 2022 CNY (¥)	Oct. 25, 2022 USD ($)
Convertible notes payable
Issuance costs | $			$ 1,225,000
Convertible notes
Convertible notes payable
Aggregate principal amount		¥ 461,494		¥ 448,318	¥ 459,410	$ 65,000,000
Interest rate (in percent)		5.00%	5.00%	5.00%	5.00%	5.00%
Conversion price (in USD per share) | $ / shares	$ 11.50
Internal rate of return (in percent)	9.00%